Cover	Nov. 03, 2021	Nov. 03, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	LINCOLNWAY ENERGY, LLC
Entity Incorporation, State or Country Code	IA
Entity File Number	000-51764
Entity Tax Identification Number	20-1118105
Entity Address, Address Line One	59511 W. Lincoln Highway,
Entity Address, City or Town	Nevada,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50201
City Area Code		515
Local Phone Number		232-1010
Entity Central Index Key	0001350420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false